Annual Fund Operating Expenses - Class A Class C and Institutional Class - SP SmallCap 600 Pure Value Fund	Aug. 01, 2021
Class A
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.59%
Class C
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	2.34%